SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member]	Apr. 06, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from License Fees Received	$ 250,000
Proceeds from Contributions from Affiliates	$ 250,000